S000040390 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	82 Months Ended	120 Months Ended	153 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Blended Benchmark (consisting of 65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000® Index and 11% MSCI EAFE Index
Prospectus [Line Items]
Average Annual Return, Percent	12.21%	3.93%		5.77%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
C000125449 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.02%	2.66%		4.53%
Performance Inception Date					Apr. 12, 2013
C000206836 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.25%	2.92%		4.71%
Performance Inception Date			Feb. 20, 2019